Income Taxes - Income and Taxes from Cont. Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income (loss) from continuing operations before income taxes
U.S.	$ (28.3)	$ (23.2)	$ (79.4)
Foreign	153.3	64.3	30.4
Income (loss) from continuing operations before tax	125.0	41.1	(49.0)
Current tax expense (benefit)
U.S. federal	(3.3)	(1.0)	(3.8)
State	0.5	(0.2)	(0.8)
Foreign	84.2	60.6	69.7
Current tax expense	81.4	59.4	65.1
Deferred tax expense (benefit)
U.S. federal	0.6	7.7	(7.6)
State	(0.1)	0.0	(1.9)
Foreign	(3.4)	(0.6)	(18.9)
Deferred tax benefit	(2.9)	7.1	(28.4)
Provision (benefit) for income taxes of continuing operations	78.5	66.5	36.7
Comprehensive provision (benefit) for income taxes allocable to
Continuing operations	78.5	66.5	36.7
Discontinued operations	(1.1)	(1.0)	0.4
Other comprehensive income (loss)	0.9	(0.7)	(43.0)
Equity	(0.2)	1.8	0.6
Comprehensive provision (benefit) for income taxes	$ 78.1	$ 66.6	$ (5.3)